PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property, Plant and Equipment
	December 31,
	2015	2014
Cost:
Land and buildings	$11,112	$6,232
Machinery and equipment	41,378	36,299
Motor vehicles	334	334
Office furniture and equipment	1,789	1,646
Software	1,259	1,197
	55,872	45,708

Less: Accumulated depreciation	36,938	34,184
Depreciated cost	$18,934	$11,524